UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-2788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

The GNMA Fund Investment Accumulation Program, Inc.

Schedule of Investments as of March 31, 2005

----------------------------------------------------------------------------------------------------------------------------------
                                                                Face         Interest
                           Issue                               Amount          Rate            Maturity Date(s)           Value
----------------------------------------------------------------------------------------------------------------------------------
Government Agency          Ginnie Mae MBS Certificates      $55,221,547        5.00%       11/15/2032 - 2/15/2035     $ 54,560,906
Mortgage-Backed                                              43,143,013        5.50         3/15/2032 - 4/15/2035       43,583,736
Obligations* - 98.9%                                         16,464,566        6.00        11/15/2023 - 12/15/2032      16,955,579
                                                              9,127,423        6.50         5/15/2023 - 4/15/2032        9,562,254
                                                              7,460,725        7.00         3/15/2022 - 12/15/2030       7,920,247
                                                              2,858,853        7.50         2/15/2022 - 9/15/2030        3,080,358
                                                              1,235,901        8.00         3/15/2017 - 5/15/2030        1,333,630
                                                                648,424        8.50         6/15/2016 - 2/15/2025          710,810
                                                                436,021        9.00         4/15/2016 - 10/15/2021         476,105
                                                                713,023        9.50        10/15/2009 - 11/15/2020         788,667
                                                                461,910       10.00         2/15/2016 - 6/15/2018          516,959
                                                                156,537       11.50         4/15/2013 - 12/15/2015         174,559
                                                                 79,017       12.00         2/15/2013 - 11/15/2015          88,255
                                                                  4,789       13.00                4/15/2013                 5,412
                                                                  2,190       13.50                5/15/2011                 2,481
                                                                 14,931       14.50                4/15/2013                17,210
                                                                 80,763       15.00                6/15/2013                93,714
                                                                 27,332       16.00         3/15/2012 - 4/15/2012           31,786
                                                                128,485       17.00        10/15/2011 - 1/15/2012          150,289
----------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Obligations (Cost - $138,806,497) - 98.9%                                      140,052,957
----------------------------------------------------------------------------------------------------------------------------------

                                                  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government            U.S. Treasury Bills                2,500,000       2.655                4/15/2005             2,497,419
Obligations** - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $2,497,419) - 1.8%                                                                   2,497,419
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $141,303,916***) - 100.7%                                                                    142,550,376

Liabilities in Excess of Other Assets - (0.7%)                                                                          (1,024,435)
                                                                                                                      ------------
Net Assets - 100%                                                                                                     $141,525,941
                                                                                                                      ============

* Mortgage-Backed Obligations are subject to accelerated principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at March 31, 2005.
*** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 141,303,916
                                                                  =============
      Gross unrealized appreciation                               $   2,263,344
      Gross unrealized depreciation                                  (1,016,884)
                                                                  -------------
      Net unrealized appreciation                                 $   1,246,460
                                                                  =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: May 23, 2005